PREPAYMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 7. PREPAYMENTS
	June 30,	December 31,
	2019	2018
	(unaudited)
Prepayments for inventory purchase	$814,476	$1,027,544
Prepaid service fee and others	117,944	20,644
Prepayment	$932,420	$1,048,188

	December 31,	December 31,
	2018	2017

Prepayments for inventory purchase	$1,027,544	$1,345,566
Prepaid service fee and others	20,644	741,565
Prepayment	$1,048,188	$2,087,131

As of December 31, 2017, prepaid service fee mainly included prepayments for consulting service for the Companys listing with a third party and rental of a lab for research and development.